Stockholders' and Members' Equity - Schedule of Changes in Outstanding Stock (Details)	6 Months Ended
Dec. 31, 2021 shares
Common Class A
Class Of Stock [Line Items]
Balance, Shares	438,968,920
Warrant redemption	15,315,429
Shares granted upon vesting	1,972,134
Balance, Shares	456,282,881
Common Class A | Board of Directors
Class Of Stock [Line Items]
Issuance for compensation to non-employees	26,398 [1]
Common Class B1
Class Of Stock [Line Items]
Balance, Shares	4,990,453
Balance, Shares	4,990,453
Common Class B2
Class Of Stock [Line Items]
Balance, Shares	4,990,453
Balance, Shares	4,990,453
Class V Common Stock
Class Of Stock [Line Items]
Balance, Shares	77,459,687
Balance, Shares	77,459,687
Class Z Common Stock
Class Of Stock [Line Items]
Balance, Shares	5,595,577
Balance, Shares	5,595,577

[1]	Issued to certain members of the Board of Directors in lieu of cash retainer.